Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares, Outstanding	11,011,650	7,511,650
Weighted Average Exercise Price, Outstanding	$ 0.30	$ 0.25
Number of Shares, Warrants granted	500,000	3,500,000
Weighted Average Exercise Price, Warrants granted	$ 0.25	$ 0.39
Number of Shares, Outstanding	11,511,650	11,011,650
Weighted Average Exercise Price, Outstanding	$ 0.29	$ 0.30
Number of Shares, Exercisable		11,511,650
Weighted Average Exercise Price, Exercisable	$ 0.29